Condensed Statements of Partners' Equity (Unaudited) (USD $)	General Partner [Member]	Limited Partners [Member]	Total
Partners' equity at Mar. 31, 2012	$ 42,162	$ 369,719	$ 411,881
Contributions	55,483		55,483
Net income	161	15,900	16,061
Partners' equity at Sep. 30, 2012	$ 97,806	$ 385,619	$ 483,425